CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	May 10, 2005
Equity
Common shares, par value (in dollars per share)	$ 2	$ 2		$ 2	$ 2
Common shares, shares authorized (in shares)	800,000,000	800,000,000	800,000,000
Common shares, shares outstanding (in shares)	467,772,174	443,125,691	399,023,016